6. LOANS PAYABLE (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Accrued interest payable	$ 36,717	$ 23,283
Loans Payable 1
Principal balance	$ 1,000	$ 1,000
Interest rate	15.00%	15.00%
Loans Payable 2
Principal balance	$ 55,000	$ 65,000
Interest rate	10.00%	10.00%
Loans Payable 3
Principal balance	$ 42,278	$ 40,789
Interest rate	5.00%	5.00%
Loans Payable 4
Principal balance	$ 335,000	$ 290,000
Interest rate	5.00%	5.00%
Loans Payable 5
Principal balance	$ 62,481	$ 23,966
Interest rate	5.00%	5.00%
Loans Payable 6
Principal balance	$ 3,844	$ 3,613
Interest rate	0.00%	0.00%